Document and Entity Information	Jan. 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2020
Entity Registrant Name	SOUTH JERSEY INDUSTRIES, INC.
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-6364
Entity Tax Identification Number	22-1901645
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000091928
Title of 12(b) Security	Common Stock - $1.25 par value per share
Trading Symbol	SJI
Security Exchange Name	NYSE